SCHEDULE OF COLLATERAL DEPARTMENT ASSETS (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total	$ 17,702	$ 3,785
Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	1,899	522
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	10,268	960
Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	3,917	1,724
Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	1,618	579
Residential Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Total
Total collateral value
Residential Real Estate [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Residential Real Estate [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Residential Real Estate [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Residential Real Estate [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Total	122	134
Total collateral value	92	75
Commercial Real Estate [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Commercial Real Estate [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	122	134
Commercial Real Estate [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total
Uncollateralized [Member]
Financing Receivable, Past Due [Line Items]
Total	17,580	3,651
Uncollateralized [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	1,899	522
Uncollateralized [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	10,268	960
Uncollateralized [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	3,795	1,590
Uncollateralized [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Total	$ 1,618	$ 579